U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

February 2, 2006

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:     Intrepid Capital Management Funds Trust (the “Trust”)
                  File Nos. 333-118634 and 811-21625

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the following Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated January 28, 2006, filed electronically as Post-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N-1A on January 25, 2006:

•	Prospectus for the Intrepid Capital Fund and the Intrepid Small Cap Fund; and
•	Statement of Additional Information for the Intrepid Capital Fund and the Intrepid Small Cap Fund.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5348.

Sincerely yours,

/s/ Angela L. Pingel

Angela L. Pingel
for U.S. BANCORP FUND SERVICES, LLC